S000066077 [Member] Investment Strategy - S000066077 [Member]	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an exchange-traded fund (ETF) that seeks to replicate the performance of the Index. The Fund invests at least 80% of its assets in the securities of the Index. The Index reflects a rules-based strategic beta approach to investing in the companies that comprise the Russell 1000® Value Index, designed to achieve stronger total return when compared to the Russell 1000® Value Index, which is a broad measure of the performance of U.S. large- and mid-cap value companies. The Index, like the Russell 1000® Value Index, and therefore the Fund, typically holds only common stocks.
The Index was developed and is sponsored and administered by the Fund’s investment adviser, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager). The Index is calculated and maintained by FTSE Russell.
The Index is comprised of a subset of the companies within the Russell 1000® Value Index. With a starting point of the Russell 1000® Value Index, the Index was designed to reflect the performance of U.S. large- and mid-cap value companies through the application of a rules-based methodology that takes into account quality, value and company catalyst factors. The methodology typically results in approximately 250-290 Index holdings, but this range can fluctuate because the Index has no constraints on number of holdings.
The number of securities in each sector and the Index as a whole may change over time. The Index is reconstituted and rebalanced semi-annually in June and December.
The Fund uses a replication strategy to track the performance of the Index, whereby the Fund invests in or has investment exposure to substantially all the component securities of the Index in approximately the same proportions as in the Index. However, under various circumstances, including circumstances under which it may not be possible or practicable to purchase all of the securities in the Index, or in the same weightings, the Fund may purchase or have investment exposure to a sample (large or small quantity) of the securities in the Index in proportions expected to replicate generally the performance of the Index as a whole. There may also be instances in which the Fund may overweight (or underweight) an Index holding, purchase (or sell) instruments not in the Index as a substitute for one or more securities in the Index or utilize various combinations of other available investment techniques in seeking to replicate the performance of the Index.
The Fund may sell securities or other holdings that are represented in the Index or purchase securities or make other investments that are not yet represented in the Index in anticipation of their removal from or addition to the Index.
The Investment Manager does not provide day-to-day management of the Fund’s assets based on its view of the investment merits of a security or company, nor does it conduct fundamental investment research or analysis, or seek to forecast or otherwise consider market movements, conditions or trends in the day-to-day management of the Fund’s assets. The Fund pursues its investment objective of correlating performance with the Index regardless of market conditions and does not take defensive positions.
The methodology applied to select Index holdings and weightings does not set limits on sector or industry exposures. To the extent the Index is concentrated in a sector or industry, the Fund will necessarily be concentrated in that sector or industry. As of October 31, 2025, the Index (and therefore the Fund) was concentrated in the financial services sector.
The Fund may invest up to 20% of its assets in other securities or instruments not included within the Index that the Investment Manager believes will help the Fund track the Index.
The Fund may also invest in exchange-traded funds (ETFs).